S000075811 [Member] Average Annual Total Returns		12 Months Ended	32 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.49%	10.81%
NYSE FactSet Global Blockchain Technologies Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.22%	12.73%
iShares Blockchain and Tech ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.06%	13.15%
Performance Inception Date			Apr. 25, 2022
iShares Blockchain and Tech ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.44%	12.44%
iShares Blockchain and Tech ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.79%	9.90%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.